DIVIDEND	12 Months Ended
Dec. 31, 2014
DIVIDEND [Abstract]
DIVIDEND
17	DIVIDEND

On April 27, 2012, the Board of Directors of the Company declared a special cash dividend of USD0.3 per ordinary share, totaling USD59,986 (equivalent to RMB378,472 at the exchange rate on April 27, 2012), to the ordinary shareholders on record as of close of business on April 26, 2012. As approved by the Board of Directors of the Company, the entire amount of the special dividends was paid out of additional paid-in capital. The special dividends were fully paid during the year ended December 31, 2012.

On November 26, 2013, the Company's Board of Directors declared a cash dividend of USD0.16 per ordinary share, totaling USD31,591 (equivalent to RMB192,470 at the exchange rate on November 26, 2013), to the ordinary shareholders on record as of close of business on December 20, 2013, which was fully paid in January 2014.